Additional paid-in capital (Tables)	12 Months Ended
Dec. 31, 2025
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Schedule of share-based compensation, stock options, activity

	December 31, 2025		December 31, 2024		December 31, 2023
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	419,970,000	0.044	411,970,000	0.045	321,700,000	$0.043
Granted	69,700,000	0.014	10,000,000	0.012	120,270,000	$0.050
Exercised	(10,000,000)	(0.012)	—	—	(5,000,000)	$(0.015)
Cancelled/Expired/Forfeited	(60,300,000)	(0.043)	(2,000,000)	(0.045)	(25,000,000)	$(0.050)
Outstanding, end of year	419,370,000	0.015	419,970,000	0.044	411,970,000	$0.045

Exercisable, end of year	212,468,000	0.013	217,534,000	0.038	182,200,000	$0.037

Schedule of options outstanding

	December 31, 2025			December 31, 2024			December 31, 2023
Expiry Date	Options	Exercise Price	Intrinsic Value	Options	Exercise Price	Intrinsic Value	Options	Exercise Price	Intrinsic Value
March 14, 2024	—	$—	—	—	$—	—	6,650,000	$0.035	$—
April 12, 2024	—	$—	—	—	$—	—	2,250,000	$0.015	$0.005
April 12, 2024	—	$—	—	—	$—	—	200,000	$0.030	$—
May 6, 2024	—	$—	—	—	$—	—	13,000,000	$0.035	$—
May 17, 2024	—	$—	—	—	$—	—	2,200,000	$0.035	$—
May 17, 2024	—	$—	—	—	$—	—	23,500,000	$0.050	$—
October 3, 2024	—	$—	—	—	$—	—	1,000,000	$0.035	$—
October 24, 2024	—	$—	—	—	$—	—	2,000,000	$0.035	$—
April 1, 2025	—	$—	—	10,000,000	$0.030	—	10,000,000	$0.035	$—
May 31, 2025	—	$—	—	2,500,000	$0.030	—	—	$—	$—
May 31, 2025	—	$—	—	10,000,000	$0.035	—	10,000,000	$0.035	$—
May 31, 2025	—	$—	—	26,800,000	$0.050	—	37,300,000	$0.050	$—
December 31, 2025	—	$—	—	17,000,000	$0.015	—	22,400,000	$0.015	$0.005
December 31, 2025	—	$—	—	15,000,000	$0.050	—	24,000,000	$0.050	$—
June 30, 2026	11,000,000	$0.050	—	11,000,000	$0.050	—	16,000,000	$0.050	$—
September 30, 2026	16,000,000	$0.050	—	16,000,000	$0.050	—	16,000,000	$0.050	$—
December 31, 2026	—	$—	—	10,000,000	$0.012	—	—	$—	$—
June 30, 2028	368,870,000	$0.010	0.006	—	$—	—	—	$—	$—
June 30, 2028	—	$—	—	12,050,000	$0.015	—	4,500,000	$0.015	$0.005
June 30, 2028	200,000	$0.030	—	20,200,000	$0.030	—	—	$—	$—
June 30, 2028	1,000,000	$0.035	—	44,150,000	$0.035	—	19,700,000	$0.035	$—
June 30, 2028	22,300,000	$0.050	—	225,270,000	$0.050	—	201,270,000	$0.050	$—
Total	419,370,000	$0.015	0.001	419,970,000	$0.044	—	411,970,000	$0.045	$—

Weighted Average Remaining Contractual Life		2.38			2.79			3.13

Schedule of warrant activity

	December 31, 2025		December 31, 2024		December 31, 2023
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	5,700,501,500	0.004	5,188,501,500	0.004	5,200,501,500	$0.004
Warrants issued	—	—	515,000,000	0.010	—	$—
Exercised	—	—	(3,000,000)	(0.002)	(12,000,000)	$(0.002)
Outstanding, end of year	5,700,501,500	0.004	5,700,501,500	0.004	5,188,501,500	$0.004

Exercisable, end of year	5,400,501,500	0.004	5,400,501,500	0.004	5,188,501,500	$0.004

Share-Based Payment Arrangement, Activity [Table Text Block]

	December 31, 2025			December 31, 2024			December 31, 2023
Expiry Date	Warrants	Exercise Price	Intrinsic Value	Warrants	Exercise Price	Intrinsic Value	Warrants	Exercise Price	Intrinsic Value
April 12, 2024	—	$—	—	—	$—	—	4,913,001,500	$0.002	$0.018
December 11, 2024	—	$—	—	—	$—	—	120,000,000	$0.015	$0.005
June 30, 2025	—	$—	—	4,910,001,500	$0.002	0.006	—	$—	$—
December 31, 2026	4,910,001,500	$0.002	0.014	—	$—	—	—	$—	$—
December 31, 2026	655,500,000	$0.010	0.006	655,500,000	$0.010	—	—	$—	$—
December 31, 2026	120,000,000	$0.015	0.001	120,000,000	$0.015	—	—	$—	$—
December 31, 2026	15,000,000	$0.020	—	15,000,000	$0.020	—	—	$—	$—
December 31, 2026	—	$—	—	—	$—	—	155,500,000	$0.050	$—
Total	5,700,501,500	$0.003	0.013	5,700,501,500	$0.004	0.005	5,188,501,500	$0.004	$0.016

Weighted Average Remaining Contractual Life		1.00			0.70			0.38

Warrant [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Schedule of fair value of the warrants

Year Ended December 31,	2025	2024	2023
Interest expense	$17,291,230	$9,820,940	$—

Schedule of assumptions

Year Ended December 31,	2025	2024	2023
Risk-free interest rate	3.89%	4.59%	N/A
Expected life (years)	0.8	0.8	N/A
Expected dividends	0%	0%	N/A
Expected volatility	479%	249%	N/A
Forfeiture rate	0%	0%	N/A

Options Held [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Schedule of fair value of the warrants

Year Ended December 31,	2025	2024	2023
Product development expense	$268,999	$585,238	$1,060,636
Professional expense	378,122	245,753	403,880
Selling, general and administrative expenses	332,022	879,509	1,402,533
Total	$979,143	$1,710,500	$2,867,049

Schedule of assumptions

Year Ended December 31,	2025	2024	2023
Risk-free interest rate	3.75%	4.13%	4.15%
Expected life (years)	3.0	4.2	4.9
Expected dividends	0%	0%	0%
Expected volatility	302%	167%	145%
Forfeiture rate	0%	0%	0%